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                            [DECHERT LLP LETTERHEAD]



                                  May 30, 2007

VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  THE HARTFORD MUTUAL FUNDS II, INC., FILE NOS. 002-11387, 811-00558

Dear Sir or Madam:

     Included herewith for filing on behalf of The Hartford Mutual Funds II, Inc. (the "Company"), pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"), is one copy of Post-Effective Amendment No. 103 to the Company's Registration Statement on Form N-1A (the "Amendment"). The Amendment contains the prospectus and statement of additional information relating to The Hartford Tax-Free National Fund, an existing series of the Company adding a new share class.

     The Amendment contains one prospectus and one amended and restated statement of additional information for the Fund.

     Pursuant to Rule 485(b), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 31, 2007. No fees are required in connection with this filing. Please contact me at (617) 728-7134 or John V. O'Hanlon, Esq. at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.


                                                 Very truly yours,


                                                 /s/ Michael P. Keane
                                                 -------------------------
                                                 Michael P. Keane


cc: John V. O'Hanlon, Esq.